Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following tables summarize income and expense from transactions with related parties for the periods indicated:

	Years Ended December 31,
	2013		2012		2011
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.9	$6.1	$1.8	$13.5	$11.1	$38.9
ING Group	7.4	18.0	13.9	8.2	—	78.1
ING Bank	7.2	39.5	35.5	104.6	367.9	67.1
Other	18.6	14.6	10.5	7.9	18.4	20.7
Total	$35.1	$78.2	$61.7	$134.2	$397.4	$204.8

Assets and liabilities from transactions with related parties as of December 31, 2013 and 2012 are shown in the following table:

	2013		2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.5	$0.2	$0.3	$501.9
ING Group	1.3	0.9	3.4	0.1
ING Bank	13.8	5.8	33.6	33.6
Other	2.6	2.0	2.2	1.1
Total	$18.2	$8.9	$39.5	$536.7